Other Receivables, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Receivables, Net [Line Items]
Pre-acquisition receivables	¥ 27,386
Allowance for credit losses	690
Net amount
Allowance for credit losses other	706
Shenzhen Chetong Technology Co., Ltd. [Member]
Other Receivables, Net [Line Items]
Pre-acquisition receivables	27,386
Allowance for credit losses	¥ 706